Schedule of Financial Assets measured in Fair Value (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Investments in investees	₪ 2,565	₪ 3,141
Investment in XTL stocks	330	376
Total assets	2,895	3,517
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees
Investment in XTL stocks	330	376
Total assets	330	376
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees
Investment in XTL stocks
Total assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees	2,565	3,141
Investment in XTL stocks
Total assets	₪ 2,565	₪ 3,141